Intangible Assets Other Than Goodwill (Details3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Period of maturity
Within One Year	$ 3,743
Year Two	3,743
Year Three	3,743
Year Four	3,743
Year Five	3,482
Thereafter	42,128
Total	60,582
Trade name
Period of maturity
Within One Year	1,042
Year Two	1,042
Year Three	1,042
Year Four	1,042
Year Five	781
Thereafter	0
Total	4,949
Port terminal operating rights
Period of maturity
Within One Year	926
Year Two	926
Year Three	926
Year Four	926
Year Five	926
Thereafter	24,829
Total	29,459
Customer relationships
Period of maturity
Within One Year	1,775
Year Two	1,775
Year Three	1,775
Year Four	1,775
Year Five	1,775
Thereafter	17,299
Total	$ 26,617